Fair Value	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value
Fair Value

We utilize fair value measures for both financial and non-financial assets and liabilities.

Items measured at fair value on a recurring basis

The areas in which we utilize fair value measures of financial assets and liabilities are presented in the table below.

Fair value measurements are established using a three level valuation hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into the following categories:

•	Level 1: Quoted prices for identical assets or liabilities in active markets.

•
Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. Short-term investments in this category are valued using discounted cash flow techniques with all significant inputs derived from or corroborated by observable market data. Derivative assets and liabilities in this category are valued using models that consider various assumptions and information from market-corroborated sources. The models used are primarily industry-standard models that consider items such as quoted prices, market interest rate curves applicable to the instruments being valued as of the end of each period, discounted cash flows, volatility factors, current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

•	Level 3: Unobservable inputs that are not corroborated by market data.

	As of December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Bank time deposits with original maturities of three months or less	$—	$145.8	$—	$145.8
Derivative assets (see Note R)	—	.8	—	.8
Diversified investments associated with the ESUP* (see Note K)	26.8	—	—	26.8
Total assets	$26.8	$146.6	$—	$173.4
Liabilities:
Derivative liabilities (see Note R)	$—	$4.1	$—	$4.1
Liabilities associated with the ESUP* (see Note K)	25.6	—	—	25.6
Total liabilities	$25.6	$4.1	$—	$29.7

	As of December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Bank time deposits with original maturities of three months or less	$—	$176.0	$—	$176.0
Derivative assets (see Note R)	—	.6	—	.6
Diversified investments associated with the ESUP* (see Note K)	22.0	—	—	22.0
Total assets	$22.0	$176.6	$—	$198.6
Liabilities:
Derivative liabilities* (see Note R)	$—	$14.8	$—	$14.8
Liabilities associated with the ESUP* (see Note K)	22.2	—	—	22.2
Total liabilities	$22.2	$14.8	$—	$37.0

* Includes both current and long-term amounts combined.

The fair value for fixed rate debt (Level 2) was greater than its carrying value by approximately $25 and $13 at December 31, 2016 and 2015, respectively. The carrying value was $750.0 for both years.

Items measured at fair value on a non-recurring basis

The primary areas in which we utilize fair value measures of non-financial assets and liabilities are allocating purchase price to the assets and liabilities of acquired companies as discussed in Note Q and evaluating long-term assets (including goodwill) for potential impairment as discussed in Note C. Determining fair values for these items requires significant judgment and includes a variety of methods and models that utilize significant Level 3 inputs.

Long-lived assets, acquisitions and the second step of a goodwill impairment test utilize the following methodologies in determining fair value: (i) Buildings and machinery are valued at an estimated replacement cost for an asset of comparable age and condition. Market pricing of comparable assets are used to estimate replacement cost where available. (ii) The most common identified intangible assets are customer relationships and tradenames. Customer relationships are valued using an excess earnings method, using various inputs such as the estimated customer attrition rate, future earnings forecast,  the amount of contributory asset charges, and a discount rate. Tradenames are valued  using a relief from royalty method, which is based upon comparable market royalty rates for tradenames of similar value. (iii) Inventory is valued at current replacement cost for raw materials, with a step-up for work in process and finished goods items that reflects the amount of ultimate profit earned as of the valuation date. (iv) Other working capital items are generally recorded at face value, unless there are known conditions that would impact the ultimate settlement amount of the particular item.